25 SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
Schedule of consolidated results

Beginning 2013, the Company no longer proportionately consolidates joint ventures MRS and CBSI. For segment information preparation and presentation purposes, Management decided to maintain the proportionate consolidation of the joint ventures, as historically presented. For consolidated profit reconciliation purposes, the amounts of these companies were eliminated in the column “Corporate expenses/elimination”.

								12/31/2019
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (thou.) (*)	4,524,805	38,545,067					(3,258,923)
Net revenues
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Total net revenue (note 21)	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417
Cost of sales and services	(12,962,861)	(4,396,247)	(173,344)	(1,030,210)	(266,754)	(607,719)	2,173,871	(17,263,264)
Gross profit	986,171	5,631,402	67,107	291,145	58,589	(36,914)	1,175,653	8,173,153
General and administrative expenses	(834,977)	(186,189)	(34,560)	(109,770)	(29,034)	(91,466)	(1,567,874)	(2,853,870)
Depreciation (note 22)	700,074	476,374	30,568	387,565	17,471	139,667	(330,015)	1,421,704
Proportionate EBITDA of joint ventures							510,072	510,072
Adjusted EBITDA	851,268	5,921,587	63,115	568,940	47,026	11,287	(212,164)	7,251,059

Sales by geographic area
Asia	2,980	6,742,946					1,463,870	8,209,796
North America	767,977							767,977
Latin America	169,036							169,036
Europe	2,978,994	2,357,867						5,336,861
Others	2,046							2,046
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Total	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417

								12/31/2018
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (thou.) (*)	5,068,758	34,780,756					(4,961,345)
Net revenues
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Foreign market	5,305,771	5,012,421					1,297,256	11,615,448
Total net revenue (note 21)	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,367)	22,968,885
Cost of sales and services	(12,613,216)	(3,585,691)	(189,999)	(1,049,071)	(286,734)	(544,266)	2,163,320	(16,105,657)
Gross profit	3,020,927	2,399,090	76,379	457,043	123,872	43,964	741,953	6,863,228
General and administrative expenses	(984,980)	(144,754)	(35,423)	(106,412)	(27,948)	(95,893)	(1,362,301)	(2,757,711)
Depreciation (note 22)	609,274	366,547	20,368	258,985	17,285	115,411	(212,763)	1,175,107
Proportionate EBITDA of joint ventures							568,045	568,045
Adjusted EBITDA	2,645,221	2,620,883	61,324	609,616	113,209	63,482	(265,066)	5,848,669

Sales by geographic area
Asia	40,681	4,422,377					1,297,256	5,760,314
North America	1,506,041							1,506,041
Latin America	369,830							369,830
Europe	3,330,991	590,044						3,921,035
Others	58,228							58,228
Foreign market	5,305,771	5,012,421					1,297,256	11,615,448
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Total	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,367)	22,968,885

								12/31/2017
	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (thou.) (*)	4,921,719	32,576,843					(5,359,571)
Net revenues
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Total net revenue (note 21)	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601
Cost of sales and services	(10,537,547)	(3,005,840)	(156,997)	(1,024,696)	(285,085)	(512,762)	1,926,786	(13,596,141)
Gross profit	2,421,476	1,615,131	81,243	391,916	122,586	(25,633)	321,741	4,928,460
General and administrative expenses	(963,822)	(158,958)	(27,943)	(94,921)	(27,098)	(80,823)	(877,383)	(2,230,948)
Depreciation (note 22)	658,587	490,805	15,752	294,571	17,265	121,801	(190,016)	1,408,765
Proportionate EBITDA of joint ventures							538,170	538,170
Adjusted EBITDA	2,116,241	1,946,978	69,052	591,566	112,753	15,345	(207,488)	4,644,447

Sales by geographic area
Asia	23,364	3,592,226					885,961	4,501,551
North America	2,009,337							2,009,337
Latin America	506,951							506,951
Europe	2,564,823	197,701						2,762,524
Others	35,996	1,776						37,772
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Total	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601

(*) The ore sales volumes presented in this note take into consideration Company sales and the interest in its subsidiaries and joint ventures.

Schedule of EBITDA and Adjusted EBITDA

As required by IFRS 8, the table below shows the reconciliation of the measurement used by the chief operating decision maker with the results determined using the accounting practices:

	12/31/2019	12/31/2018	12/31/2017

Net income / (loss) for the year	2,244,511	5,200,583	111,229
Depreciation / amortization / depletion (note 22)	1,421,704	1,175,107	1,408,765
Income tax and social contribution (note 14)	(833,778)	250,334	409,109
Financial income / (expenses) (note 24)	2,131,184	1,495,643	2,463,627
EBITDA	4,963,621	8,121,667	4,392,730
Other operating (income) / expenses (note 23)	1,903,081	(2,705,337)	(177,342)
Equity in results of affiliated companies (note 8b)	(125,715)	(135,706)	(109,111)
Proportionate EBITDA of joint ventures	510,072	568,045	538,170
Adjusted EBITDA (*)	7,251,059	5,848,669	4,644,447

(*) The Company discloses its adjusted EBITDA net of its share of investments and other operating income (expenses) because it understands that these should not be included in the calculation of recurring operating cash generation.